PROPERTY AND EQUIPMENT - Summary (Q2) (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021		Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 790	$ 677
Less accumulated depreciation and amortization	(319)	(197)		$ (23)
Property and Equipment	471	480	[1]	$ 205
Computer equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	308	225
Data warehouse
Property, Plant and Equipment [Line Items]
Property and equipment, gross	286	256
Software
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 196	$ 196

[1]	Derived from audited consolidated financial statements